Summary of Significant Accounting Policies (Details) - Schedule of Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Consolidated Statements of Operations [Abstract]
Initial investment in digital assets held in Fund	$ 4,683,021
Unrealized gains on digital assets held in Fund	1,432,517
Digital assets held in fund as of December 31, 2023	$ 6,115,538